UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23089

M3Sixty Funds Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(913) 660-0778

Registrant's telephone number, including area code: 888-553-4233

Date of fiscal year end: 06/30/2018

Date of reporting period: 09/30/2017

Item 1.	Schedules of Investments (Unaudited)
Cognios Funds
Cognios Large Cap Value Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 97.55%

Basic Materials - 1.28%
LyondellBasell Industries NV - Class A	1,407	$139,363
Newmont Mining Corp.	4,866	182,524
Sherwin-Williams Co.	603	215,898
		537,785
Communications - 8.06%
Alphabet, Inc. - Class A (a)	592	576,442
AT&T, Inc.	4,610	180,574
F5 Networks, Inc. (a)	7,845	945,793
Motorola Solutions, Inc.	1,841	156,246
VeriSign, Inc. (a)	14,356	1,527,335
		3,386,390
Consumer, Cyclical - 18.37%
Alaska Air Group, Inc.	1,348	102,812
American Airlines Group, Inc.	4,154	197,273
AutoZone, Inc. (a)	2,115	1,258,658
Bed Bath & Beyond, Inc.	2,744	64,402
Best Buy Co., Inc.	3,917	223,112
Coach, Inc.	3,429	138,120
Darden Restaurants, Inc.	1,886	148,579
Delta Air Lines, Inc.	3,623	174,701
Ford Motor Co.	8,768	104,953
Gap, Inc.	1,305	38,537
Home Depot, Inc.	1,308	213,936
Kohl's Corp.	2,393	109,240
L Brands, Inc.	12,592	523,953
Marriott International, Inc. - Class A	2,498	275,429
McDonald's Corp.	11,422	1,789,599
Michael Kors Holdings Ltd. (a)	15,394	736,603
NIKE, Inc. - Class B	2,806	145,491
Nordstrom, Inc.	2,580	121,647
PACCAR, Inc.	880	63,659
Ross Stores, Inc.	2,861	184,735
Target Corp.	3,051	180,040
TJX Cos., Inc.	7,871	580,329
United Continental Holdings, Inc. (a)	2,762	168,151
Wal-Mart Stores, Inc.	2,202	172,064
		7,716,023
Consumer, Non-cyclical - 26.47%
AbbVie, Inc.	2,860	254,140
Altria Group, Inc.	5,693	361,050
AmerisourceBergen Corp.	1,489	123,215
Baxter International, Inc.	2,661	166,978
Campbell Soup Co.	11,322	530,096
Centene Corp. (a)	423	40,934
Church & Dwight Co., Inc.	3,177	153,926
Cigna Corp.	960	179,462
Clorox Co.	4,484	591,484
Conagra Brands, Inc.	4,952	167,080
Constellation Brands, Inc. - Class A	845	168,535
Cooper Cos., Inc.	665	157,678
Danaher Corp.	2,043	175,249
DaVita, Inc. (a)	15,665	930,344
Dr Pepper Snapple Group, Inc.	1,829	161,812
Endo International PLC (a)	3,973	34,029
Express Scripts Holding Co. (a)	5,456	345,474
General Mills, Inc.	22,739	1,176,971
Gilead Sciences, Inc.	14,716	1,192,290
H&R Block, Inc.	5,579	147,732

The accompanying notes are an integral part of these schedules of investments.

Cognios Funds
Cognios Large Cap Value Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK (Continued) - 97.55%

Consumer, Non-cyclical - 26.47% (continued)
HCA Healthcare, Inc. (a)	482	$38,362
Hormel Foods Corp.	5,080	163,271
Humana, Inc.	181	44,097
JM Smucker Co.	1,419	148,896
Kellogg Co.	4,677	291,705
Kimberly-Clark Corp.	7,710	907,313
McCormick & Co., Inc. - Non-Voting Shares	1,791	183,828
McKesson Corp.	445	68,356
Philip Morris International, Inc.	11,057	1,227,438
Quanta Services, Inc. (a)	1,972	73,694
Quest Diagnostics, Inc.	4,134	387,108
Sysco Corp.	3,278	176,848
Tyson Foods, Inc. - Class A	2,740	193,033
Varian Medical Systems, Inc. (a)	1,605	160,596
		11,123,024
Energy - 0.99%
Andeavor	1,076	110,989
Apache Corp.	572	26,198
Baker Hughes a GE Co.	1,269	46,471
Diamond Offshore Drilling, Inc. (a)	2,116	30,682
Transocean Ltd. (a)	12,294	132,283
Valero Energy Corp.	890	68,468
		415,091
Financials - 0.67%
Alliance Data Systems Corp.	503	111,440
Public Storage	798	170,764
		282,204
Industrials - 20.81%
3M Co.	4,242	890,396
AMETEK, Inc.	3,537	233,583
Amphenol Corp. - Class A	2,657	224,888
CH Robinson Worldwide, Inc.	10,071	766,403
Expeditors International of Washington, Inc.	2,828	169,284
FLIR Systems, Inc.	4,361	169,687
Fortive Corp.	1,021	72,277
Harris Corp.	2,500	329,200
L3 Technologies, Inc.	7,751	1,460,521
Lockheed Martin Corp.	567	175,934
Northrop Grumman Corp.	2,559	736,276
Raytheon Co.	10,611	1,979,800
Republic Services, Inc.	2,586	170,831
Stericycle, Inc. (a)	2,163	154,914
TransDigm Group, Inc.	581	148,533
United Parcel Service, Inc. - Class B	8,838	1,061,355
		8,743,882
Technology - 15.45%
Accenture PLC - Class A	2,660	359,286
Apple, Inc.	5,274	812,829
CA, Inc.	42,193	1,408,402
Dell Technologies, Inc. - Class V (a)	843	65,088
Dun & Bradstreet Corp.	2,617	304,645
Fiserv, Inc. (a)	9,772	1,260,197
HP, Inc.	7,746	154,610
International Business Machines Corp.	3,588	520,547
KLA-Tencor Corp.	2,760	292,560
Microsoft Corp.	5,492	409,099
Oracle Corp.	14,395	695,998
Synopsys, Inc. (a)	2,592	208,734
		6,491,995

The accompanying notes are an integral part of these schedules of investments.

Cognios Funds
Cognios Large Cap Value Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK (Continued) - 97.55%

Utilities - 5.45%
AES Corp.	12,694	$139,888
Ameren Corp.	2,961	171,264
American Electric Power Co., Inc.	2,410	169,278
CMS Energy Corp.	3,599	166,706
Consolidated Edison, Inc.	2,024	163,296
DTE Energy Co.	1,560	167,482
Entergy Corp.	2,181	166,541
Eversource Energy	2,740	165,606
Exelon Corp.	5,505	207,373
FirstEnergy Corp.	9,960	307,067
Public Service Enterprise Group, Inc.	3,762	173,993
SCANA Corp.	2,565	124,377
WEC Energy Group, Inc.	2,654	166,618
		2,289,489

TOTAL COMMON STOCK (Cost $38,834,236)		40,985,883

TOTAL INVESTMENTS (Cost $38,834,236) - 97.45%		$40,985,883
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 2.45%		1,030,714
NET ASSETS - 100%		$42,016,597

Percentages are stated as a percent of net assets.

(a) Non-income producing security

The following abbreviations are used in this portfolio:

Ltd. - Limited

PLC - Public Limited Company

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

The accompanying notes are an integral part of these schedules of investments.

Cognios Funds
Cognios Large Cap Growth Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 96.09%

Communications - 17.54%
Alphabet, Inc. - Class A (a)	147	$143,137
Amazon.com, Inc. (a)	285	273,985
China Telecom Corp. Ltd. - ADR	1,603	81,945
Facebook, Inc. - Class A (a)	685	117,046
Rogers Communications, Inc. - Class B	2,583	133,128
Shaw Communications, Inc. - Class B	3,373	77,613
Turkcell Iletisim Hizmetleri AS - ADR	10,031	88,473
		915,327
Consumer, Cyclical - 6.45%
Home Depot, Inc.	918	150,148
McDonald's Corp.	1,190	186,449
		336,597
Consumer, Non-cyclical - 18.08%
Avery Dennison Corp.	934	91,850
Baxter International, Inc.	1,314	82,453
Biogen, Inc. (a)	257	80,472
Cigna Corp.	532	99,452
Estee Lauder Cos., Inc.	1,107	119,379
Fresenius Medical Care AG & Co. KGaA - ADR	1,959	95,776
Novo Nordisk A/S - ADR	2,473	119,075
PayPal Holdings, Inc. (a)	1,435	91,883
Square, Inc. - Class A (a)	5,677	163,554
		943,894
Energy - 2.41%
Halliburton Co.	2,729	125,616

Financials - 12.20%
Affiliated Managers Group, Inc.	389	73,844
Ally Financial, Inc.	4,711	114,289
Bank of America Corp.	5,849	148,214
CBOE Holdings, Inc.	1,399	150,574
Citigroup, Inc.	2,058	149,699
		636,620
Industrials - 5.51%
Caterpillar, Inc.	906	112,987
Honeywell International, Inc.	657	93,123
Lockheed Martin Corp.	263	81,606
		287,716
Technology - 29.50%
Accenture PLC - Class A	1,054	142,364
Adobe Systems, Inc. (a)	1,018	151,865
Apple, Inc.	1,500	231,180
Applied Materials, Inc.	2,051	106,837
Check Point Software Technologies Ltd. (a)	917	104,556
Cognizant Technology Solutions Corp. - Class A	861	62,457
Fiserv, Inc. (a)	579	74,668
Microchip Technology, Inc.	1,547	138,890
Micron Technology, Inc. (a)	3,191	125,502
Microsoft Corp.	2,323	173,040
MSCI, Inc.	1,268	148,229
Skyworks Solutions, Inc.	787	80,195
		1,539,783

The accompanying notes are an integral part of these schedules of investments.

Cognios Funds
Cognios Large Cap Growth Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK (Continued) - 96.09%

Utilities - 4.40%
Fortis, Inc.	3,253	$116,360
Sempra Energy	995	113,559
		229,919

TOTAL COMMON STOCK (Cost $4,698,123)		5,015,472

TOTAL INVESTMENTS (Cost $4,698,123) - 96.09%		$5,015,472
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.91%		204,306
NET ASSETS - 100%		$5,219,778

Percentages are stated as a percent of net assets.

(a) Non-income producing security

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

Ltd. - Limited

PLC - Public Limited Company

The accompanying notes are an integral part of these schedules of investments.

Cognios Funds

Notes to the Schedules of Investments

September 30, 2017 (Unaudited)

The following is a summary of the significant accounting policies followed by the Cognios Large Cap Value Fund (the “Value Fund”) and the Cognios Large Cap Growth Fund (the “Growth Fund”), (collectively, the “Funds”) in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Cognios Funds

Notes to the Schedules of Investments

September 30, 2017 (Unaudited)

Fair Value Measurements (continued)

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of September 30, 2017:

Categories (a)	Level 1	Level 2	Level 3	Total
Value Fund:
Common Stock (b)	$40,985,883	—	—	$40,985,883
Total Investments in Securities	$40,985,883	—	—	$40,985,883
Growth Fund:
Common Stock (b)	$5,015,472	—	—	$5,015,472
Total Investments in Securities	$5,015,472	—	—	$5,015,472

(a)       As of and during the three month period ended September 30, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)       All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels during the three month period ended September 30, 2017

Non-Diversified Funds

The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at September 30, 2017 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Value Fund	$37,045,560	$5,626,780	$(1,686,457)	$3,940,323
Growth Fund	4,700,887	340,016	(25,431)	314,585

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of the cost of securities received as in-kind subscriptions.

Item 2.	Controls and Procedures.
(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.
Item 3.	Exhibits.
(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) M3Sixty Funds Trust

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	November 27, 2017

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	November 27, 2017